Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Accounting Policies [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Home Bistro, Inc. (formerly known as Gratitude Health, Inc.) (the “Company”) was incorporated in the State of Nevada on December 17, 2009. Effective March 23, 2018, the Company changed its name from Vapir Enterprises Inc. to Gratitude Health, Inc. On September 14, 2020, the Company changed its name from Gratitude Health, Inc. to Home Bistro, Inc. The Company is in the business of providing prepackaged and prepared meals to consumers focused on offering a broad array of the highest quality meal delivery, and preparation services.

The ongoing COVID-19 global and national health emergency has caused significant disruption in the international and United States economies and financial markets. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic. The spread of COVID-19 has caused illness, quarantines, cancellation of events and travel, business and school shutdowns, reduction in business activity and financial transactions, labor shortages, supply chain interruptions and overall economic and financial market instability. The COVID-19 pandemic has the potential to significantly impact the Company’s supply chain, food manufacturers, distribution centers, or logistics and other service providers. Additionally, the Company’s service providers and their operations may be disrupted, temporarily closed or experience worker or meat or other food shortages, which could result in additional disruptions or delays in shipments of Home Bistro’s products. To date, the Company has been able to avoid layoffs and furloughs of employees. The Company is not able to estimate the duration of the pandemic and potential impact on the business if disruptions or delays in shipments of product occur. To date, the Company is not aware of any such disruptions. In addition, a severe prolonged economic downturn could result in a variety of risks to the business, including weakened demand for product and a decreased ability to raise additional capital when needed on acceptable terms, if at all. As the situation continues to evolve, the Company will continue to closely monitor market conditions and respond accordingly. The Company has applied for and received certain financial assistance under the Coronavirus, Aid, Relief, and Economic Security Act (“CARES Act”) enacted in March 2020 by the U.S. Government in response to COVID-19 (see Note 6).

On July 6, 2021, the Company entered and closed on an Agreement and Plan of Merger with the members of Model Meals, LLC (“Model Meals”), acquiring Model Meals through a reverse triangular merger, whereby Model Meals merged with Model Meals Acquisition Corp., a wholly owned subsidiary of the Company, with Model Meals being the surviving entity (the “Acquisition”). As a result, Model Meals became a wholly owned subsidiary of the Company, and the members of Model Meals received and aggregate of 2,008,310 shares of common stock with grant date fair value of $ 2,028,393 (see Note 3) and were paid $60,000 in cash.

In January 2022, the Company’s board of directors and management changed the Company’s fiscal year end from December 31st to October 31st, effective immediately (see Note 2).

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Home Bistro, Inc. (formerly known as Gratitude Health, Inc.) (the “Company”) was incorporated in the State of Nevada on December 17, 2009. On September 14, 2020, the Company changed its name from Gratitude Health, Inc. to Home Bistro, Inc. The Company is in the business of providing prepackaged and prepared meals to consumers focused on offering a broad array of the highest quality meal delivery, and preparation services. The Company’s primary former operations were in the business of manufacturing, selling, and marketing functional RTD (Ready to Drink) beverages sold under the Company’s trademark (the “RTD Business”). The RTD Business was disposed on September 25, 2020 as discussed below.

On April 7, 2020, the Board of Directors of the Company approved the increase of the authorized shares of the common stock to 1,000,000,000 from 600,000,000 (see Note 12).

On April 20, 2020, the Company, Fresh Market Merger Sub, Inc., a Delaware corporation and a newly created wholly-owned subsidiary of the Company (“Merger Sub”), and Home Bistro, Inc., a privately-held Delaware corporation formed on April 9, 2013, engaged in the food preparation and home-delivery business (presently known as Home Bistro Holdings, Inc., a Nevada corporation) and now wholly-owned subsidiary of the Company (“Home Bistro Holdings”) (see Note 3), entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which, among other things, Merger Sub agreed to merge with and into Home Bistro Holdings, with Home Bistro Holdings becoming a wholly-owned subsidiary of the Company and the surviving corporation in the merger (the “Merger”). Pursuant to the terms of the Merger Agreement, Home Bistro Holdings filed a Certificate of Merger with the Nevada Secretary of State on April 20, 2020 (see Note 3).

On April 20, 2020, pursuant to the terms of the Merger Agreement, Roy G. Warren, Jr., Mike Edwards, and Bruce Zanca resigned as directors of the Company and Roy G. Warren, Jr. resigned as Chief Operating Officer of the Company. The resignations were not the result of any disagreement related to the Company’s operations, policies, or practices. Furthermore, on April 20, 2020, Mr. Zalmi Duchman, the Chief Executive Officer of Home Bistro Holdings, Michael Finkelstein and Michael Novielli were appointed as directors of the Company. In addition, Mr. Duchman was appointed Chief Executive Officer.

The Merger constituted a change of control and the majority of the Board of Directors changed with the consummation of the Merger. The Company issued to the stockholders of Home Bistro Holdings shares of common stock and stock warrants which represented approximately 80% of the combined company on a fully converted basis after the closing of the Merger and approximately 51% of voting control. As a result of the above transactions and the Company’s intent to dispose or divest the assets and liabilities associated with the RTD Business, this transaction was accounted for as a reverse recapitalization effected by a share exchange of Home Bistro Holdings. The consolidated financial statements are those of Home Bistro Holdings (the accounting acquirer) prior to the Merger and include the activity of the Company (the accounting acquiree) from the date of the Merger (see Note 3).

On September 14, 2020, the Company filed with the Secretary of State of the State of Nevada a Certificate of Amendment to its Articles of Incorporation to effect (i) a 1 for 31.993 reverse stock split of its common stock, par value $0.001 per share, with fractional shares rounding up to the nearest whole share (the “Reverse Stock Split”), and (ii) the change of the Company’s name from “Gratitude Health, Inc.” to “Home Bistro, Inc.”. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the Reverse Stock Split (see Note 12).

On September 14, 2020, the Financial Industry Regulatory Authority approved the Company’s symbol change from “GRTD” to “HBIS”, effective twenty (20) business days from the approval date.

On September 25, 2020, the Company entered into, and closed the transactions contemplated by, that certain Asset Purchase Agreement (the “Asset Purchase Agreement”), by and among the Company, Gratitude Keto Holdings, Inc., a Florida corporation (the “Buyer” or “Gratitude Keto”), and the holder of 250,000 of the Company’s issued and outstanding shares of Series B Preferred Stock, $0.001 par value per share (such stock, the “Series B Preferred Stock”, and such stockholder, the “Stockholder”). Pursuant to the Asset Purchase Agreement, among other things, the Company agreed to sell to the Buyer all of the Company’s business, assets and properties used, or held or developed for use, in its functional RTD Business, and the Buyer agreed to assume certain debts, obligations and liabilities related to the RTD Business. Furthermore, in connection with the Asset Purchase Agreement, the Buyer returned the 250,000 shares of Series B Preferred Stock held by the Stockholder which was then cancelled by the Company upon return. As a result, the Company has no outstanding shares of preferred stock. Additionally, the RTD Business activities were reclassified and reported as part of “discontinued operations” for all periods presented on the consolidated statements of operations. In addition, the Company assumed an accounts payable liability in the amount of $14,000 related to accounting expenses of the RTD Business for a period prior to the Merger. Pursuant to the Asset Purchase Agreement, the Buyer reimbursed the Company for the accounting expenses in amount of $14,000, of which $7,000 was payable in cash and the balance in form of a promissory note dated September 25, 2020 in the amount of $7,000. The promissory note bears an interest rate of 5% per annum, matures on April 25, 2021 and is payable in monthly installments of $1,000 commencing on October 25, 2020 through maturity (see Note 3).

The ongoing COVID-19 global and national health emergency has caused significant disruption in the international and United States economies and financial markets. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic. The spread of COVID-19 has caused illness, quarantines, cancellation of events and travel, business and school shutdowns, reduction in business activity and financial transactions, labor shortages, supply chain interruptions and overall economic and financial market instability. The COVID-19 pandemic has the potential to significantly impact the Company’s supply chain, food manufacturers, distribution centers, or logistics and other service providers. Additionally, the Company’s service providers and their operations may be disrupted, temporarily closed or experience worker or meat or other food shortages, which could result in additional disruptions or delays in shipments of Home Bistro’s products. To date, the Company has been able to avoid layoffs and furloughs of employees. The Company is not able to estimate the duration of the pandemic and potential impact on the business if disruptions or delays in shipments of product occur. To date, the Company is not aware of any such disruptions. In addition, a severe prolonged economic downturn could result in a variety of risks to the business, including weakened demand for product and a decreased ability to raise additional capital when needed on acceptable terms, if at all. As the situation continues to evolve, the Company will continue to closely monitor market conditions and respond accordingly. The Company has applied for and received certain financial assistance under the Coronavirus, Aid, Relief, and Economic Security Act (“CARES Act”) enacted in March 2020 by the U.S. Government in response to COVID-19 (see Note 7).

On July 6, 2021, the Company entered and closed on an Agreement and Plan of Merger with the members of Model Meals, LLC (“Model Meals”), acquiring Model Meals through a reverse triangular merger, whereby Model Meals merged with Model Meals Acquisition Corp., a wholly owned subsidiary of the Company, with Model Meals being the surviving entity (the “Acquisition”). As a result, Model Meals became a wholly owned subsidiary of the Company, and the members of Model Meals received and aggregate of 2,008,310 shares of common stock and were paid $60,000 in cash. Pursuant to the Acquisition, the Company issued 2,008,310 shares of common stock with grant date fair value of $ 2,028,393 (see Note 3).

In December 2021, the Company’s board of directors and management changed the Company’s fiscal year end from December 31st to October 31st, effective immediately (see Note 2).